Derivatives and Hedging, Effect of Trading Activities on Statements of Financial Condition (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	$ (1,225,581)	$ (1,105,501)
Unrealized currency gain (loss)	(2,388,713)	(2,389,680)
Effect of Trading Activities on Statements of Income [Abstract]
Unrealized currency gain (loss)	965	3,072	(24,198)
Net realized	7,027,256	5,466,229	320,492
Net change in unrealized	(120,080)	(1,195,450)	(41,455)
Proceeds from Litigation	0	0	80
Total Trading Results	6,907,176	4,270,779	279,117
Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,883,702	(78,186)	(4,324,493)
Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	5,768,347	1,698,887	(5,133,663)
Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,007,270	588,805	(2,468,048)
Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(1,753,108)	2,058,201	12,229,439
Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,163,132	1,284,179
Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(21,134)	137,853
Average number of contracts outstanding	662	531
Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	964,219	208,488
Average number of contracts outstanding	549	464
Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	231,296	905,158
Average number of contracts outstanding	5,227	4,815
Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(11,249)	32,680
Average number of contracts outstanding	1,357	2,003
Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,050,800	794,510
Unrealized loss	(365,999)	(493,636)
Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	8,370	101,521
Unrealized loss	(210,864)	(62,923)
Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	968,426	378,456
Unrealized loss	0	(157,913)
Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	73,963	142,465
Unrealized loss	(26,337)	(206,669)
Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	41	172,068
Unrealized loss	(128,798)	(66,131)
Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	783,350	1,184,674
Unrealized loss	(305,019)	(201,369)
Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	205,290	147,045
Unrealized loss	(23,930)	(47,790)
Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	5,650	0
Unrealized loss	(9,857)	(12,055)
Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	454,118	1,037,514
Unrealized loss	(270,448)	(68,152)
Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	118,292	115
Unrealized loss	(784)	(73,372)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	2,823,891	1,617,474
Unrealized currency gain (loss)	857,065	802,973
Effect of Trading Activities on Statements of Income [Abstract]
Unrealized currency gain (loss)	54,093	(45,631)	139,004
Net realized	(1,960,912)	(4,389,057)	12,254,509
Net change in unrealized	1,206,417	(1,358,603)	(3,090,961)
Total Trading Results	(754,495)	(5,747,660)	9,163,548
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(1,148,405)	(4,929,264)	(2,318,060)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	5,160,541	(2,163,493)	(2,222,271)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(890,623)	(1,694,971)	(280,415)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(3,930,101)	3,085,699	13,845,290
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,966,826	814,501
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	252,294	(31,520)
Average number of contracts outstanding	912	858
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,049,748	689,689
Average number of contracts outstanding	550	592
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	277,121	119,582
Average number of contracts outstanding	788	936
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	387,663	36,750
Average number of contracts outstanding	1,640	2,731
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,406,943	1,504,919
Unrealized loss	(672,783)	(1,068,530)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	24,259	146,738
Unrealized loss	(230,790)	(309,360)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,058,008	731,889
Unrealized loss	0	(35,125)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	236,474	215,614
Unrealized loss	(170,191)	(357,045)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	88,202	410,678
Unrealized loss	(271,802)	(367,000)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,414,182	947,065
Unrealized loss	(181,516)	(568,953)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	546,456	497,636
Unrealized loss	(87,631)	(366,534)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	3,160	0
Unrealized loss	(11,420)	(7,075)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	239,390	448,109
Unrealized loss	(28,552)	(187,096)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	625,176	1,320
Unrealized loss	(53,913)	(8,248)
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,791,720	687,712
Unrealized currency gain (loss)	(37,574)	(43,191)
Effect of Trading Activities on Statements of Income [Abstract]
Unrealized currency gain (loss)	5,616	6,686	(37,121)
Net realized	4,765,656	(1,128,261)	8,058,605
Net change in unrealized	1,104,008	(792,102)	(966,104)
Total Trading Results	5,869,664	(1,920,363)	7,092,501
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,183,467	(4,329,868)	1,377,994
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	6,646,764	465,473	(1,384,478)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,250,251	(2,691,759)	167,453
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(3,216,434)	4,629,105	6,968,653
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		7
Options Contracts at Fair Value [Abstract]
Options purchased		0
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		7
Options Contracts at Fair Value [Abstract]
Options written		0
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,829,294	730,903
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	340,397	(484,012)
Average number of contracts outstanding	375	523
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,314,159	200,923
Average number of contracts outstanding	469	445
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	437,800	826,457
Average number of contracts outstanding	663	736
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(263,062)	187,535
Average number of contracts outstanding	1,087	2,409
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,731,788	1,080,038
Unrealized loss	(620,464)	(939,313)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	68,217	31,952
Unrealized loss	(116,121)	(333,393)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,314,348	428,624
Unrealized loss	(39)	(226,638)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	258,532	260,280
Unrealized loss	(114,574)	(213,183)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	90,691	359,182
Unrealized loss	(389,730)	(166,099)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	780,462	897,865
Unrealized loss	(62,492)	(307,687)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	440,152	76,513
Unrealized loss	(51,851)	(259,084)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	0
Unrealized loss	(150)	(1,063)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	295,620	821,252
Unrealized loss	(1,778)	(41,892)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	44,690	100
Unrealized loss	$ (8,713)	$ (5,648)